Capital Management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity	R$ 3,276,860	R$ 2,476,714	R$ 1,305,189	R$ 974,602
Agibank [Member]
IfrsStatementLineItems [Line Items]
Equity	5,277,257	2,719,761
Prudential Adjustments to Tier 1 Capital	(1,956,689)	(641,923)
Referential Equity	3,320,568	2,077,838
Complementary Capital	228,842
Tier I	3,549,410	2,077,838
Instruments Eligible for Tier II	327,455	365,215
Tier II	327,455	365,215
Referential Equity	R$ 3,876,865	R$ 2,443,053